Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Schedule of components of financial liabilities other than hedging derivatives
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2026 and 31 December 2025, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2026			31-12-2025
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	52,319			51,968
Short Positions	41,956			44,015
Deposits	99,142	28,164	1,161,212	75,563	30,440	1,072,384
Central banks	7,833	435	17,217	12,385	3,086	18,542
Credit institutions	44,141	1,515	83,615	27,058	1,424	74,692
Customer	47,168	26,214	1,060,380	36,120	25,930	979,150
Debt instruments	—	15,221	332,846	—	11,686	312,704
Other financial liabilities	—	22	49,718	—	22	36,096
Total	193,417	43,407	1,543,776	171,546	42,148	1,421,184

Disclosure of composition and reconciliation of debt instruments
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2026	31-12-2025
Bonds and debentures outstanding	269,438	253,893
Subordinated	30,911	28,859
Promissory notes and other securities	47,718	41,638
Total debt instruments issued	348,067	324,390
The detail, at 30 June 2026 and 2025, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2026 and 2025:

	EUR million
	30-06-2026
	Opening balance as at 01-01-2026	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance as at 06-30-26
Bonds and debentures outstanding	253,893	4,874	59,911	(53,295)	4,055	269,438
Subordinated	28,859	5	2,696	(1,655)	1,006	30,911
Bonds and debentures outstanding and subordinated liabilities issued	282,752	4,879	62,607	(54,950)	5,061	300,349

	EUR million
	30-06-2025
	Opening balance as at 01-01-2025	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance as at 06-30-25
Bonds and debentures outstanding	252,765	—	37,180	(32,874)	(12,180)	244,891
Subordinated	35,461	—	278	(3,147)	(1,641)	30,951
Bonds and debentures outstanding and subordinated liabilities issued	288,226	—	37,458	(36,021)	(13,821)	275,842

Schedule of financial liabilities measured at other than fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2026 and 31 December 2025:

	EUR million
	30-06-2026		31-12-2025
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,161,212	1,161,811	1,072,384	1,073,147
Debt instruments	332,846	333,653	312,704	314,173
Liabilities	1,494,058	1,495,464	1,385,088	1,387,320